Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reportable Segments [Line Items]
Refined Product	$ 9,032	$ 7,312	$ 5,972
Market Optimization	2,151	2,540	2,467
Corporate and Eliminations	(724)	(455)	(353)
Revenue	20,844	17,043	11,006
Upstream
Disclosure Of Reportable Segments [Line Items]
Crude Oil	9,662	7,184	2,902
Natural Gas	321	235	16
NGLs	333	184
Other	$ 69	$ 43	$ 2